UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959
                                    ---------



                              Advisors Series Trust
                             ----------------------
               (Exact name of registrant as specified in charter)



                  615 East Michigan Street, Milwaukee, WI 53202
                  ---------------------------------------------
               (Address of principal executive offices) (Zip code)



                                 Eric M. Banhazl
                              Advisors Series Trust
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741
                              - ------------------
                     (Name and address of agent for service)



                                 1-414-765-5344
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: October 31, 2003
                         ----------------



Date of reporting period: April 30, 2003
                          --------------



Item 1. Reports to Stockholders.

                             EDGAR LOMAX VALUE FUND
                        Semi-Annual Report April 30, 2003

Dear Fellow Shareholder:

     As the Edgar Lomax Value Fund's sixth year of operation unfolds, the Fund continues to deliver results we can be proud of. From October 31, 2002 through this past April 30, your investment in the Fund grew 2.56%. While the S&P 500 index returned a comparative 4.47% on the back of a "tech" stock bounce, the index remains at depths the Fund's longer-term investors never endured. We discuss this in more detail below. Finally, from its launch on December 12, 1997 through April of this year, the Fund has produced a total annualized return of 1.04% against a return of 0.66% for the S&P 500.

Before discussing the market environment, a brief reminder of our investment philosophy is in order. We believe our job should be to obtain the highest possible return with the lowest possible risk. As a result, we employ an investment strategy which is designed to produce strong gains in rising markets but sharply limit declines in falling markets - and, to date, that has been the case. In fact, recall that the S&P 500 index peaked in early 2000. From January 1 of that year through April 30, 2003, the S&P 500 plunged a cumulative 34.63%. The Fund, on the other hand, barely budged with just an 11.06% cumulative decline.

     Now, how have we done it? Through bull or bear market, we remember the following: whether due to fear or greed, stock prices will deviate from the true value of corporations in the short run but, in the long run, prices must reflect the underlying financial results of a business. So when investors abandon "boring," but profitable, companies in chase of quick riches or because they misunderstand some seemingly negative news, we often are able to buy these good companies at relatively "cheap" prices. For example, few would have predicted that over the last six months J. P. Morgan Chase (diversified financials) would gain 45.33% or that Caterpillar (machinery) would rise 30.65%. These are two of our bigger holdings.

     Our measured approach to investing might appear out-of-step in hot markets, but it clearly helped maintain the value of your funds over the last three years. We appreciate the confidence you have shown in us and will continue to mind your savings with the same care you have enjoyed to date.

Cordially,




/s/ Randall R. Eley                                  /s/ Phillip A. Titzer
-------------------                                  ---------------------
Randall R. Eley                                      Phillip A. Titzer
Chief Investment Officer                             Portfolio Manager


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

As of April 30, 2003, the standardized average annual total returns for the Edgar Lomax Value Fund were -17.53% and -1.05% for the 1- and 5-year periods, respectively. As of April 30, 2003, the standardized annual total returns for the S&P 500 Index were -13.31% and -2.43% for the 1- and 5-year periods, respectively.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less then their original cost. Returns reflect reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.

Please refer to the "Schedule of Investments" for complete fund holdings. Fund holdings are subject to change at any time. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. 6/03

                             EDGAR LOMAX VALUE FUND
              SCHEDULE OF INVESTMENTS at April 30, 2003 (Unaudited)

 Shares    COMMON STOCKS: 94.94%                                Market Value
           Automobiles & Components: 4.72%
 10,225    General Motors Corp. . . . . . . . . . . . . . . . . . $368,611
                                                                  --------
           Banks: 4.66%
  1,000    Bank of America Corp. . . . . . . . . . . . . . . . .    74,050
    800    Bank One Corp. . . . . . . . . . . . . . . . . . . . .   28,840
  5,900    U.S. Bancorp . . . . . . . . . . . . . . . . . . . . .  130,685
  2,700    Wells Fargo & Co. . . . . . . . . . . . . . . . . . .   130,302
                                                                  --------
                                                                   363,877
                                                                  --------

           Capital Goods: 24.63%
  6,400    Caterpillar, Inc. . . . . . . . . . . . . . . . . . .   336,640
  3,700    General Dynamics Corp. . . . . . . . . . . . . . . . .  229,659
 14,500    General Electric Co. . . . . . . . . . . . . . . . . .  427,025
 15,700    Honeywell International, Inc. . . . . . . . . . . . .   370,520
 11,500    Rockwell Automation, Inc. . . . . . . . . . . . . . .   262,200
  4,800    United Technologies Corp. . . . . . . . . . . . . . .   296,688
                                                                  --------
                                                                 1,922,732
                                                                 ---------

           Consumer Durables & Apparel: 4.13%
 10,775    Eastman Kodak Co. . . . . . . . . . . . . . . . . . .   322,280
                                                                  --------

           Diversified Financials: 5.89%
 15,665    J.P. Morgan Chase & Co. . . . . . . . . . . . . . . .   459,768
                                                                  --------

           Food, Beverage & Tobacco: 5.13%
  9,150    Altria Group, Inc. . . . . . . . . . . . . . . . . . .  281,454
    900    H.J. Heinz Co. . . . . . . . . . . . . . . . . . . . .   26,892
  5,500    Sara Lee Corp. . . . . . . . . . . . . . . . . . . . .   92,290
                                                                  --------
                                                                   400,636
                                                                  --------

           Healthcare Equipment & Services: 3.66%
  7,400    Bristol-Myers Squibb Co. . . . . . . . . . . . . . . .  188,996
  3,000    HCA, Inc. . . . . . . . . . . . . . . . . . . . . . .    96,300
                                                                  --------
                                                                   285,296
                                                                  --------

           Hotels, Restaurants & Leisure: 2.34%
 10,700    McDonald's Corp. . . . . . . . . . . . . . . . . . . .  182,970
                                                                  --------

           Insurance: 4.21%
  3,000    American International Group, Inc. . . . . . . . . .    173,850
  3,800    The Hartford Financial Services Group, Inc. . . . . .   154,888
                                                                  --------
                                                                   328,738
                                                                  --------

           Materials: 4.87%
  8,938    E. I. du Pont de Nemours and Co. . . . . . . . . . .    380,133
                                                                  --------

           Personal Credit Institutions: 1.70%
  3,500    American Express Co. . . . . . . . . . . . . . . . .    132,510
                                                                  --------

           Pharmaceuticals & Biotechnology: 4.84%
  6,500    Merck & Co., Inc. . . . . . . . . . . . . . . . . . .   378,170
                                                                  --------

           Retailing: 2.68%
 14,400    Limited Brands . . . . . . . . . . . . . . . . . . .    209,376
                                                                  --------

           Telecommunications: 5.47%
  5,980    AT&T Corp. . . . . . . . . . . . . . . . . . . . . .    101,959
 13,900    SBC Communications, Inc. . . . . . . . . . . . . . .    324,704
                                                                  --------
                                                                   426,663
                                                                  --------

           Transportation: 6.80%
  7,700    Burlington Northern Santa Fe Corp. . . . . . . . . .    216,832
 14,800    Norfolk Southern Corp. . . . . . . . . . . . . . . .    313,908
                                                                  --------
                                                                   530,740
                                                                  --------

           Utilities: 9.21%
  6,275    American Electric Power Company, Inc. . . . . . . . .   165,535
  1,500    Entergy Corp. . . . . . . . . . . . . . . . . . . . .    69,915
  4,500    Exelon Corp. . . . . . . . . . . . . . . . . . . . .    238,680
  8,425    The Southern Co. . . . . . . . . . . . . . . . . . .    245,083
                                                                  --------
                                                                   719,213
                                                                  --------

           Total Common Stocks (Cost $7,951,916) . . . . . . . .$7,411,713
                                                                ----------


 Shares    SHORT-TERM INVESTMENTS: 4.66%                        Market Value

363,964    Federated Cash Trust Money Market (Cost $363,964)      $363,964
                                                                  --------

           Total Investments in Securities: 99.60% . . . . . . . 7,775,677
           (Cost $8,315,879)

           Other Assets In Excess of Liabilities: 0.40%. . . . .    31,279
                                                                  --------

           Net Assets: 100.00% . . . . . . . . . . . . . . . . .$7,806,956
                                                                ==========



See accompanying Notes to Financial Statements.

EDGAR LOMAX VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES at April 30, 2003 (Unaudited)


ASSETS
Investments in securities, at value (identified cost of $8,315,879) $7,775,677 Receivables
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12,752
   Due from advisor . . . . . . . . .. . . . . . . . . . . . . . .         7,413
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . .        19,526
                                                                       ---------
      Total assets . .. . . . . . . . . . . . . . . . . . . . . . .    7,815,368
                                                                       ---------

LIABILITIES
Payables
   Administration fees . . . . . . . . . . . . . . . . . . . . . . .       2,466
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . .         5,946
                                                                       ---------
      Total liabilities . . . . . . . . . . . . . . . . . . . . . . .      8,412
                                                                       ---------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $7,806,956
                                                                     ===========

Net asset value, offering and redemption price per share
[$7,806,956/857,813 shares outstanding; unlimited number
of shares (par value $0.01) authorized] . . . . . . . . . . . . . .        $9.10
                                                                     ===========

COMPONENTS OF NET ASSETS
Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . .  $8,964,538
Undistributed net investment income  . . . . . . . . . . . . . . .       66,342
Accumulated net realized loss on investments . . . . . . . . . . .    (683,722)
Net unrealized depreciation on investments . . . . . . . . . . . .    (540,202)
                                                                      ----------
   Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . .  $7,806,956
                                                                     ==========


See accompanying Notes to Financial Statements.

EDGAR LOMAX VALUE FUND
STATEMENT OF OPERATIONS - For the six months ended April 30, 2003 (Unaudited)

INVESTMENT INCOME
Dividend Income . . . . . . . . . . . . . . . . . . . . . . . .   $109,196
Interest Income . . . . . . . . . . . . . . . . . . . . . . . .        783
                                                                  --------
                                                                   109,979
                                                                  --------
Expenses
Advisory fees (Note 3) . . . . . . . . . . . . . . . . . . . . .    35,459
Administration fees (Note 3) . . . . . . . . . . . . . . . . . .    14,876
Professional fees . . . . . . . . . . . . . . . . . . . . . . .     12,647
Registration fees . . . . . . . . . . . . . . . . . . . . . . .     10,159
Fund accounting fees . . . . . . . . . . . . . . . . . . . . . .     9,174
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . .      7,433
Custody fees . . . . . . . . . . . . . . . . . . . . . . . . . .     3,961
Trustee fees . . . . . . . . . . . . . . . . . . . . . . . . . .     2,998
Shareholder Reporting . . . . . . . . . . . . . . . . . . . . .      2,967
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . .      1,731
Insurance expense . . . . . . . . . . . . . . . . . . . . . . .        744
                                                                  --------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . .  102,149
   Less, advisory fee waiver and absorption (Note 3) . . . . .     (58,534)
                                                                  --------
   Net expenses . . . . . . . . . . . . . . . . . . . . . . . .     43,615
                                                                  --------
      Net investment income . . . . . . . . . . . . . . . . . .     66,364
                                                                  --------

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized loss on investments . . . . . . . . . . . . . . . . (276,391)

Net change in unrealized appreciation on investments . . . . . .   472,064
                                                                  --------

   Net realized and unrealized gain on investments . . . . . .     195,673
                                                                  --------
      Net Increase in Net Assets Resulting from Operations . . .  $262,037
                                                                  ========

See accompanying Notes to Financial Statements.


EDGAR LOMAX VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                    Six Months
                                                       Ended        Year Ended
                                                  April 30, 2003   October 31,
                                                    (Unaudited)        2002
                                                  --------------   -----------
INCREASE / (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                  $ 66,364       $ 122,097
Net realized loss on investments                       (276,391)       (397,576)
Net change in unrealized appreciation/
 depreciation on investments                            472,064        (661,483)
                                                       ---------      ----------
   Net increase/(decrease) in net assets
   resulting from operations                            262,037        (936,962)
                                                       ---------      ----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                             (122,058)        (64,173)
From net realized gain                                        0         (67,220)
                                                       ---------      ----------
   Total dividends and distribution to shareholders    (122,058)       (131,393)
                                                       ---------      ----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase in net assets derived
from net change in
outstanding shares (a)                                  863,553       2,844,575
                                                       ---------      ----------
   Total increase in net assets                       1,003,532       1,776,220

NET ASSETS
Beginning of period                                   6,803,424       5,027,204
                                                       ---------      ----------
End of period                                       $ 7,806,956     $ 6,803,424
                                                    ============     ===========

(a) A summary of share transactions is as follows:

                         Six Months Ended                    Year
                          April 30, 2003                     Ended
                           (Unaudited)                  October 31, 2002
                         ----------------               ----------------
                       Shares   Paid in Capital    Shares    Paid in Capital
                       -----------------------------------------------------

Shares sold             233,011     $2,013,665     429,028       $4,569,200
Shares issued on
 reinvestments of
 distributions           13,423        121,879      12,390          131,331
Shares redeemed        (142,450)    (1,271,991)   (185,898)      (1,855,956)
                       ---------    -----------   ---------      -----------
Net increase            103,984       $863,553     255,520       $2,844,575
                       =========    ===========   =========      ===========

See accompanying Notes to Financial Statements.

EDGAR LOMAX VALUE FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period


                                                                                           December 12,
                                          Six Months                                         1997*
                                            Ended                                            through
                                         April 30, 2003           Year Ended October 31,   October 31,
                                         (Unaudited)     2002     2001      2000     1999     1998
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period . .     $9.03      $10.09    $11.52   $11.85   $10.78   $10.00
                                            ------      ------    ------   ------   ------   -------
Income from investment operations:
   Net investment income . . . . . . . .      0.08        0.16      0.13     0.12     0.08     0.07
   Net realized and unrealized gain/loss
   on investments  . . . . . . . . . . .      0.15       (0.96)    (1.17)    0.26     1.10     0.72
                                            ------      ------    ------   ------   ------   -------
Total from investment operations . . . .      0.23       (0.80)    (1.04)    0.38     1.18     0.79
                                            ------      ------    ------   ------   ------   -------

Less distributions:
   From net investment income . . . . .      (0.16)      (0.13)    (0.11)   (0.10)   (0.07)   (0.01)
   From net realized gain on investment       0.00       (0.13)    (0.28)   (0.61)   (0.04)    0.00
                                            ------      ------    ------   ------   ------   -------

Total distributions . . . . . . . . . . .    (0.16)      (0.26)    (0.39)   (0.71)   (0.11)   (0.01)
                                            ------      ------    ------   ------   ------   -------

Net asset value, end of period . . . . .     $9.10       $9.03    $10.09   $11.52   $11.85   $10.78
                                            =======     ======    ======   ======   ======   ======

Total return . . . . . . . . . . . . . .     2.56%       (8.28%)   (9.48%)   3.65%   11.05%    7.89%++

Ratios/supplemental data:
Net assets, end of period (thousands) . .   $7,807      $6,803    $5,027   $4,759   $4,267   $3,294

Ratio of expenses to average net assets:
   Before expense reimbursement . . . . .     2.88%       2.76%     2.99%    3.59%    3.63%    4.67%+
   After expense reimbursement . . . . .      1.23%       1.23%     1.31%    1.75%    1.75%    1.75%+

   Ratio of net investment income to
   average net assets:
   After expense reimbursement . . . . .      1.87%       1.82%     1.24%    1.22%    0.81%    0.81%+

Portfolio turnover rate . . . . . . . . .    22.26%      59.24%    30.47%   47.43%   41.85%    32.71%

*Commencement of operations
+Annualized
++Not Annualized

See accompanying Notes to Financial Statements.

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS at April 30, 2003 (Unaudited)

NOTE 1 - ORGANIZATION

     The Edgar Lomax Value Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek growth of capital, with a secondary objective of providing income. The Fund began operations on December 12, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     Effective June 13, 2003, the Board of Trustees amended the valuation procedures to allow for the use of the NASDAQ Official Closing Price ("NOCP") for securities primarily traded on the NASDAQ National Market System, when applicable.

B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months  ended  April 30,  2003,  The Edgar Lomax  Company  (the
"Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended April 30, 2003, the Fund incurred $35,459 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.23% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended April 30, 2003, the Advisor reduced its fees and absorbed Fund expenses in the amount of $58,534; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

                       Year                    Amount
                       ----                    ------
                       2004                  $   158,321
                       2005                      102,847
                       2006                       58,534
                                             -----------
                                             $   319,702
                                             ===========

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Fund asset level                        Fee rate
     ----------------                        ---------

Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

     Quasar  Distributors,  LLC (the "Distributor") acts as the Fund's principal
underwriter  in  a  continuous  public  offering  of  the  Fund's  shares.   The
Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,116,340 and $1,519,844, respectively.

NOTE 5 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

     At April 30, 2003, the cost of securities for Federal income tax purposes was $8,401,409. Gross unrealized appreciation and depreciation of securities is as follows:

         Gross unrealized appreciation                     $  393,689
         Gross unrealized depreciation                     (1,019,421)
                                                           ------------
         Net unrealized depreciation                       $ (625,732)
                                                           ============

     The tax composition of dividends paid during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                2003                    2002
                                                ----                    ----
Distributions paid from:                           -                 $65,522
Ordinary income                                    -                  65,871
                                                ----                 -------
Long-term capital gain                             -                $131,393
                                                ====                ========


     As of April 30, 2003, there were no distributable earnings on a tax basis.

     As of October 31, 2002, the Fund's most recently completed fiscal year end, the components of accumulated earnings on a tax basis were as follows:

     Undistributed ordinary income                   $122,036

NOTE 6 - SUBSEQUENT EVENTS

     On June 13, 2003, PricewaterhouseCoopers LLP ("PwC") resigned as the independent accountants for the Edgar Lomax Value Fund (the "Fund"), a series of Advisors Series Trust (the "Company"). On June 13, 2003, the Company retained Tait, Weller & Baker CPA's, LLP ("Tait") as the independent accountants for the Fund. The retention of Tait as the independent accountants of the Fund has been approved by the Company's Audit Committee and Board of Trustees.

     The reports of PwC on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

     In connection with its audits for the two most recent fiscal years and through June 13, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.



                                     Advisor
                             The Edgar Lomax Company
                         6564 Loisdale Court, Suite 310
                           Springfield, Virginia 22150
                               www.edgarlomax.com

                                   Distributor
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202
                                 (866) 205-0524

                             Independent Accountants
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 866-205-0524.

                             Edgar Lomax Value Fund

                               Semi-Annual Report
                            For the six months ended
                                 April 30, 2003


Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. [Reserved]


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)      Advisors Series Trust
                           ---------------------

         By (Signature and Title /S/ Eric M. Banhazl, President
                                     --------------------------
                                     Eric M. Banhazl, President

         Date  July 2, 2003
               ------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant)      Advisors Series Trust
                           ---------------------

         By (Signature and Title /S/ Doug Hess
                                 --------------------
                                 Doug Hess, Treasurer

         Date  July 2, 2003
               ------------